NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2024
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss
NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

29)	NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	R$ thousands
	Year ended December 31
	2024	2023	2022
Income from investments in securities	(3,150,222)	8,862,367	(1,371,589)
Derivative financial instruments	900,386	2,033,429	2,190,944
Total	(2,249,836)	10,895,796	819,355